Restatement (Tables)	3 Months Ended
Mar. 31, 2023
Restatements [Abstract]
Schedule of the effects of the restatement on the financial statements
	As Previously reported	Adjustments, net	Restated Amounts
Statements of Shareholders’ Equity (Deficit) as of March 31, 2022

Additional Paid in Capital	39,170,551	1,114,043	40,284,594

Retained earnings	(44,513,616)	(1,386,102)	(45,899,718)

Total shareholders’ (deficit)	(5,342,019)	(272,059)	(5,614,078)

Amount of selling agent and advisor warrants	260,361	191,169	69,192
	As Previously reported	Adjustments, net	Restated Amounts
Statement of Operations for the period March 31, 2022

Net revenues	485,065		485,065
Cost of Sales	—	—	—
Cost of Sales	—	(288,281)	(288,281)
Gross Margin	485,065		773,346

Operating expenses
Technology and development	230,865	127,433	358,298
Selling, general and administrative	2,328,120	602,941	2,931,061
Depreciation and amortization	50,380	(49,145)	1,235
Share-based compensation	969,510	(969,511)

Total operating expenses	3,578,875	(288,282)	3,290,593

Interest expense	556,395	139,439	695,834
Loss before provision for income taxes	(3,650,205)	(139,440)	(3,789,645)
	—	—	—
Provision for income taxes	—	—	—
	—	—	—
Net loss	(3,650,205)	(139,440)	(3,789,645)

Net loss per share – basic and diluted	(0.35)	(0.02)	(0.37)

Statements of Cash Flows for the three month period ended March 31, 2022

Cash flows from operating activities
Net loss	(3,650,204)	(139,441)	(3,789,645)
Adjustments to reconcile net income to net cash
provided by operating activities:
Debt discount amortization	376,986	139,439	516,425